Long-term debt (Commercial Interest Reference Rate (CIRR) Credit Facilities) (Details)			1 Months Ended				1 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 30, 2008 Commercial Interest Reference Rate Term Loan 1 NOK	Dec. 31, 2014 Commercial Interest Reference Rate Term Loan 1 USD ($)	Dec. 31, 2014 Commercial Interest Reference Rate Term Loan 1 NOK	Dec. 31, 2013 Commercial Interest Reference Rate Term Loan 1 USD ($)	Jun. 30, 2008 Commercial Interest Reference Rate Term Loan 2 NOK	Dec. 31, 2014 Commercial Interest Reference Rate Term Loan 2 USD ($)	Dec. 31, 2013 Commercial Interest Reference Rate Term Loan 2 USD ($)	Dec. 31, 2013 Commercial Interest Reference Rate Term Loan 2 NOK	Jul. 31, 2008 Commercial Interest Reference Rate Term Loan 3 USD ($)	Dec. 31, 2014 Commercial Interest Reference Rate Term Loan 3 USD ($)	Dec. 31, 2014 Commercial Interest Reference Rate Term Loan 3 NOK	Dec. 31, 2013 Commercial Interest Reference Rate Term Loan 3 USD ($)	Dec. 31, 2014 Other credit facilities with corresponding restricted cash deposit [Member] USD ($)	Dec. 31, 2014 Other credit facilities with corresponding restricted cash deposit [Member] NOK	Dec. 31, 2013 Other credit facilities with corresponding restricted cash deposit [Member] USD ($)
Debt Instrument [Line Items]
Debt Instrument, Face Amount			850,000,000				904,000,000				$ 1,011,000,000
Fixed interest rate			4.56%				4.15%				4.15%
Maturity of debt			8 years				8 years				12 years
Long-term Debt	$ 12,620,000,000	$ 13,466,000,000		$ 27,000,000	200,000,000	$ 49,000,000		$ 29,000,000	$ 52,000,000	213,000,000		$ 68,000,000	506,000,000	$ 96,000,000	$ 124,000,000	919,000,000	$ 197,000,000